Document and Entity Information	Aug. 15, 2023
Cover [Abstract]
Entity Registrant Name	EARTHSTONE ENERGY INC
Amendment Flag	true
Entity Central Index Key	0000010254
Document Type	8-K/A
Document Period End Date	Aug. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-35049
Entity Tax Identification Number	84-0592823
Entity Address, Address Line One	1400 Woodloch Forest Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(281)
Local Phone Number	298-4246
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	ESTE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On August 17, 2023, Earthstone Energy, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission. The Original Report disclosed the consummation of the previously announced acquisition contemplated by (i) a Securities Purchase Agreement (as amended on August 15, 2023, the “Purchase Agreement”) with Novo Oil & Gas Legacy Holdings, LLC, Novo Intermediate, LLC and Novo Oil & Gas Holdings, LLC (“Novo”), pursuant to which the Company agreed to acquire 100% of the issued and outstanding equity interests (the “Subject Securities”) of Novo (the “Acquisition”) and (ii) an Acquisition and Cooperation Agreement (the “Cooperation Agreement”) with Northern Oil and Gas, Inc. (“NOG”), pursuant to which NOG agreed to acquire, immediately after the closing of the Acquisition, an undivided one-third interest in Novo’s oil and gas and related assets (the “Novo Assets”) acquired pursuant to the Purchase Agreement (the “Novo Divestiture”). This Current Report on Form 8-K/A (this “Amendment”) amends the Original Report to include the financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b). Except as provided herein, the disclosures made in the Original Report remain unchanged.